Share-based Compensation Valuation Assumptions (Details)	12 Months Ended
	Dec. 31, 2012 Omnibus Plan (since April 27, 2011) share-based_award	Dec. 31, 2012 Omnibus Plan (prior to April 27, 2011) and Prior Plan	Dec. 31, 2012 Minimum	Dec. 31, 2012 Maximum	Dec. 31, 2012 Stock Options Omnibus Plan (since April 27, 2011)	Dec. 31, 2011 Stock Options Omnibus Plan (prior to April 27, 2011) and Prior Plan	Dec. 31, 2010 Stock Options Omnibus Plan (prior to April 27, 2011) and Prior Plan
Share-based Compensation Arrangement by Share-based Payment Award
Types of share-based awards offered	7
Number of shares available for grant	4,415,964
Terms of award	P7Y	P10Y
Award vesting period			1 year	5 years
Dividend yield					3.11%	3.94%	8.41%
Expected volatility					65.37%	64.14%	83.83%
Risk-free interest rate					1.08%	2.23%	1.71%
Expected term					5 years 10 months	5 years 10 months	3 years 1 month